Trade Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2019
Trade and other current payables [abstract]
Trade Payables and Accrued Liabilities
7.	TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2019	December 31, 2018
Trade payables	352	477
Amounts due to related parties (Note 9)	6	1
Accrued liabilities	3	78
	361	556